EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 13:-EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2021	2020	2019

Numerator for basic and diluted net earnings per share:

Net income	$7,811	$9,636	$22,566

Weighted average shares outstanding, net of treasury stock:

Denominator for basic net earnings per share	45,919,835	46,460,974	46,816,899
Effect of dilutive securities:
Employee share options and RSUs	1,583,256	1,278,566	1,706,221

Denominator for diluted net earnings per share	47,503,091	47,739,540	48,523,120

Basic net earnings per share	$0.17	$0.21	$0.48

Diluted net earnings per share	$0.16	$0.20	$0.47